Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Income Tax Disclosure [Abstract]
Canadian statutory rate	25.90%	26.10%	26.20%
Utilization of unrecognized losses and other tax attributes	(25.00%)	(130.80%)	(27.30%)
Permanent differences and other	(0.90%)	104.70%	(1.10%)
Total	0.00%	0.00%	0.00%